CAPITAL STOCK (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Equity [Abstract]
Schedule of minimum pre-Transaction price per share

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

Schedule of debt and/or equity financings

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

Schedule of management and consultants performance stock plan

MCPP
Shares
Name	Awarded
Albert Mitrani	80,000,000
Ian Bothwell	80,000,000
Dr. Maria I. Mitrani	80,000,000
Dr. George Shapiro	69,500,000
Consultants	33,000,000
Total	342,500,000

		MCPP	MCPP
	MCPP	Remaining	Total
	Shares	Shares	Shares
Name	Awarded	Available	Approved
Albert Mitrani	65,000,000	137,500,000	202,500,000
Ian Bothwell	65,000,000	167,500,000	232,500,000
Dr. Maria I. Mitrani	65,000,000	167,500,000	232,500,000
Dr. George Shapiro	65,000,000	100,000,000	165,000,000
Dr. Allen Meglin	-	5,000,000	5,000,000
Michael Carbonara	-	5,000,000	5,000,000
Consultants	33,000,000	-	33,000,000
Total	293,000,000	582,500,000	875,500,000